SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) installment shares	Dec. 31, 2023 CNY (¥) installment shares
Unvested restricted share units
SHARE-BASED COMPENSATION
Total fair value of restricted share units vested | ¥			¥ 22,711,848	¥ 33,121,118	¥ 47,144,928
Unrecognized compensation expense | ¥			¥ 39,331,351
Unrecognized compensation expense, recognition period			2 years 7 months 28 days
Number of awards granted (in shares)			6,339,600
Unvested restricted share units | Share-Based Payment Arrangement, Tranche One
SHARE-BASED COMPENSATION
Number of equal installments in which the awards will vest | installment					4
Unvested restricted share units | Share-Based Payment Arrangement, Tranche Two
SHARE-BASED COMPENSATION
Number of awards granted (in shares)				320,000
Number of equal installments in which the awards will vest | installment				2
Amended 2016 Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued		5,861,480
Expiration period		10 years
2018 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum aggregate shares that may be issued	6,733,703
Maximum percentage of total ordinary shares issued and outstanding that may be issued	1.50%		1.50%	1.50%	1.50%
Maximum aggregate shares that may be issued, annual increase			2,337,681	2,326,755	2,313,923
Granted (in shares)			0	0	0
Unrecognized compensation expense | ¥					¥ 0
Amended 2016 Plan and 2018 Plan
SHARE-BASED COMPENSATION
Total intrinsic value of share options exercised | ¥			¥ 1,396,873	¥ 994,926	4,799,425
Total fair value of share options vested | ¥					¥ 11,027,023